Note Regulatory capital requirements (Minimum amounts and ratios to be categorized as well-capitalized) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Banco Popular de Puerto Rico
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	$ 1,883,741	$ 1,966,236
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Common Equity Tier 1 Based Capital Amount To Be Well Capitalized	$ 1,224,432	$ 1,278,053
Common Equity Tier 1 Based Capital Ratio To Be Well Capitalized	6.50%	6.50%
Tier One Risk Based Capital Required to be Well Capitalized	$ 1,506,993	$ 1,572,988
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 1,489,729	$ 1,367,864
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
Banco Popular North America
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	$ 580,956	$ 496,899
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Common Equity Tier 1 Based Capital Amount To Be Well Capitalized	$ 377,621	$ 322,984
Common Equity Tier 1 Based Capital Ratio To Be Well Capitalized	6.50%	6.50%
Tier One Risk Based Capital Required to be Well Capitalized	$ 464,765	$ 397,519
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 382,968	$ 330,683
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%